Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	KOF
Entity Registrant Name	COCA COLA FEMSA SAB DE CV
Entity Central Index Key	0000910631
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Accounting Standard	IFRS
Series A shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	992,078,519
Series D shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	583,545,678
Series L shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	525,208,065